Cover	Dec. 23, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 23, 2022
Entity File Number	333-252969
Entity Registrant Name	FINTECH EVOLUTION ACQUISITION GROUP
Entity Central Index Key	0001839569
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1345 Avenue of the Americas
Entity Address, Address Line Two	11th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10105
City Area Code	(650)
Local Phone Number	739-6741
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Ordinary Share and one-third of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A Ordinary Share and one-third of one redeemable warrant
Trading Symbol	FTEV.U
Security Exchange Name	NYSE
Class A Ordinary Shares, par value $0.0001
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0001
Trading Symbol	FTEV
Security Exchange Name	NYSE
Redeemable Warrants, each whole warrant exercisable for one share of one Class A Ordinary Share for $11.50 per share
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of one Class A Ordinary Share for $11.50 per share
Trading Symbol	FTEV WS
Security Exchange Name	NYSE